Discontinued Operations - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) Landfill	Aug. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		$ 0	$ 22,400,000	$ 81,200,000
Reacquired minority interest	$ 0	$ 0	0
Long-term Lease Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge				$ 39,800,000
Number of landfills, long-term lease agreements terminated | Landfill				1
Massachusetts [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of group of assets	3,700,000		3,700,000
Loss on sale of discontinued operation	11,100,000
Florida [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of group of assets	2,000,000		2,000,000
Impairment charge			3,600,000
Georgia and New Jersey [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge			0	$ 13,700,000
New York and New Jersey [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of group of assets	45,000,000		45,000,000
Impairment charge			7,600,000	$ 26,700,000
Cash received on sale of discontinued operations on date of closing			$ 25,000,000
Cash received on sale of discontinued operations	$ 5,000,000
Reacquired minority interest					$ 2,500,000